Rule 497(e)

Registration No. 333-140967

[CHAPMAN AND CUTLER LLP LETTERHEAD]

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Managed Accounts Portfolios Trust
(Registration No. 333-140967 and 811-22023)

Ladies and Gentlemen:

On behalf of Nuveen Managed Accounts Portfolio Trust (the “Registrant”) and its series, Municipal Total Return Managed Accounts Portfolio, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on April 23, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures